Schedule of Subsidiaries of Company (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Pine Ridge Group Limited [Member]
Place and date formation	British Virgin Islands	British Virgin Islands
Percentage of ownership	100.00%	100.00%
Principal activities	Investment holding	Investment holding
Chrome Fields I Inc [Member]
Place and date formation	Delaware	Delaware
Percentage of ownership	100.00%	100.00%
Principal activities	Investment holding	Investment holding
Chrome Fields II Inc [Member]
Place and date formation	Delaware	Delaware
Percentage of ownership	100.00%	100.00%
Principal activities	Investment holding	Investment holding
FSC Clearwater LLC [Member]
Place and date formation	Florida	Florida
Percentage of ownership	100.00%	100.00%
Principal activities	Operation of golf course and selling of food and beverages and merchandise (Kissimmee Bay Country Club)	Operation of golf course and selling of food and beverages and merchandise (Kissimmee Bay Country Club)
FSC Clearwater II LLC [Member]
Place and date formation	Florida	Florida
Percentage of ownership	100.00%	100.00%
Principal activities	Operation of golf course and selling of food and beverages and merchandise (Remington Golf Club)	Operation of golf course and selling of food and beverages and merchandise (Remington Golf Club)